UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Chase Growth Fund
Class N | CHASX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$56	1.10%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$99,511,404
Number of Holdings	39
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alphabet, Inc.	5.3%
TechnipFMC PLC	4.9%
Invesco Treasury Portfolio	4.8%
NVIDIA Corp.	4.4%
Bank of New York Mellon Corp.	4.0%
Vertiv Holdings Co.	3.8%
Howmet Aerospace, Inc.	3.7%
Carpenter Technology Corp.	3.6%
MasTec, Inc.	3.6%
Goldman Sachs Group, Inc.	3.5%

Top Sectors	(%)
Information Technology	25.3%
Industrials	24.4%
Financials	12.7%
Health Care	8.4%
Communication Services	6.7%
Consumer Discretionary	5.8%
Energy	4.9%
Materials	2.9%
Utilities	2.6%
Cash & Other	6.3%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://chasegrowthfund.com/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Chase Investment Counsel Corporation documents not be householded, please contact Chase Investment Counsel Corporation at 1-800-293-9104, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Chase Investment Counsel Corporation or your financial intermediary.
Chase Growth Fund	PAGE 1	TSR-SAR-007989809

Chase Growth Fund
Institutional Class | CHAIX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	0.99%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$99,511,404
Number of Holdings	39
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alphabet, Inc.	5.3%
TechnipFMC PLC	4.9%
Invesco Treasury Portfolio	4.8%
NVIDIA Corp.	4.4%
Bank of New York Mellon Corp.	4.0%
Vertiv Holdings Co.	3.8%
Howmet Aerospace, Inc.	3.7%
Carpenter Technology Corp.	3.6%
MasTec, Inc.	3.6%
Goldman Sachs Group, Inc.	3.5%

Top Sectors	(%)
Information Technology	25.3%
Industrials	24.4%
Financials	12.7%
Health Care	8.4%
Communication Services	6.7%
Consumer Discretionary	5.8%
Energy	4.9%
Materials	2.9%
Utilities	2.6%
Cash & Other	6.3%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://chasegrowthfund.com/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Chase Investment Counsel Corporation documents not be householded, please contact Chase Investment Counsel Corporation at 1-800-293-9104, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Chase Investment Counsel Corporation or your financial intermediary.
Chase Growth Fund	PAGE 1	TSR-SAR-007989395

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Chase Growth Fund
Semi-Annual Financial Statements and Additional Information
March 31, 2026

CHASE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Aerospace/Aircraft - 1.5%
Textron, Inc.	16,372	$1,433,532
Asset Management - 3.2%
Affiliated Managers Group, Inc.	5,527	1,529,321
Charles Schwab Corp.	17,573	1,651,510
		3,180,831
Building - 1.3%
MYR Group, Inc.(a)	4,487	1,266,770
Chemicals - 1.2%
Scotts Miracle-Gro Co.	19,382	1,178,619
Computer Hardware - 2.3%
Dell Technologies, Inc. - Class C	13,881	2,278,288
Computer Software - 5.2%
Clearwater Analytics Holdings, Inc. - Class A(a)	90,730	2,145,765
Twilio, Inc. - Class A(a)	24,048	3,025,719
		5,171,484
Contract Manufacturing - 3.0%
Celestica, Inc.(a)	10,616	2,990,315
Defense - 2.1%
Huntington Ingalls Industries, Inc.	5,443	2,067,796
Drugs-Proprietary - 2.1%
AbbVie, Inc.	9,734	2,117,048
Electrical Components - 1.5%
WESCO International, Inc.	5,601	1,532,546
Electrical Equipment - 3.8%
Vertiv Holdings Co. - Class A	15,091	3,781,503
Electronics - 4.5%
Littelfuse, Inc.	8,797	2,985,262
Sanmina Corp.(a)	11,626	1,507,194
		4,492,456
Energy/Oil Service - 4.9%
TechnipFMC PLC	70,675	4,885,763
Engineering/Construction - 5.4%
API Group Corp.(a)	44,703	1,811,366
MasTec, Inc.(a)	11,183	3,598,018
		5,409,384
Entertainment - 1.4%
IMAX Corp.(a)	37,409	1,421,916

The accompanying notes are an integral part of these financial statements.

1

CHASE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Finance/Banks - 9.5%
Bank of New York Mellon Corp.	33,211	$3,939,821
Goldman Sachs Group, Inc.	4,112	3,478,711
State Street Corp.	16,226	2,053,562
		9,472,094
Health Care Distribution - 3.3%
Cencora, Inc.	4,651	1,461,065
McKesson Corp.	2,017	1,745,431
		3,206,496
Health Care Services - 3.0%
BrightSpring Health Services, Inc.(a)	69,367	2,955,728
Internet Retail - 5.8%
Amazon.com, Inc.(a)	11,610	2,418,015
eBay, Inc.	36,504	3,322,594
		5,740,609
Internet Software & Services - 5.3%
Alphabet, Inc. - Class A	18,442	5,303,181
Metals-Precious - 1.7%
Fortuna Mining Corp.(a)	172,785	1,715,755
Real Estate Operations - 1.5%
Jones Lang LaSalle, Inc.(a)	4,746	1,444,303
Semiconductors - 10.3%
Advanced Micro Devices, Inc.(a)	9,864	2,006,633
Broadcom, Inc.	8,225	2,545,720
NVIDIA Corp.	25,056	4,369,766
Silicon Motion Technology Corp. - ADR	12,054	1,353,544
		10,275,663
Service Companies - 1.5%
VSE Corp.	8,129	1,498,988
Steel - 7.3%
Carpenter Technology Corp.	9,165	3,612,385
Howmet Aerospace, Inc.	15,855	3,653,943
		7,266,328
Utilities-Electrical/Gas - 2.6%
National Fuel Gas Co.	27,785	2,610,679
TOTAL COMMON STOCKS (Cost $60,164,009)		94,698,075

The accompanying notes are an integral part of these financial statements.

2

CHASE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.8%
Invesco Treasury Portfolio - Institutional Class, 3.56%(b)	4,823,130	$4,823,130
TOTAL MONEY MARKET FUNDS (Cost $4,823,130)		4,823,130
TOTAL INVESTMENTS - 100.0% (Cost $64,987,139)		$99,521,205
Liabilities in Excess of Other Assets - (0.0)%(c)		(9,801)
TOTAL NET ASSETS - 100.0%		$99,511,404

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Chase Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$99,521,205
Dividends receivable	100,075
Dividend tax reclaims receivable	2,799
Receivable for fund shares sold	603
Prepaid expenses and other assets	21,035
Total assets	99,645,717
LIABILITIES:
Payable to adviser	57,260
Payable for fund administration and accounting fees	24,982
Payable for transfer agent fees and expenses	15,966
Payable for audit fees	11,558
Payable for shareholder servicing fees	4,080
Payable for compliance fees	3,730
Payable for custodian fees	3,580
Payable for capital shares redeemed	2,883
Payable for expenses and other liabilities	10,274
Total liabilities	134,313
NET ASSETS	$99,511,404
Net Assets Consists of:
Paid-in capital	$61,644,857
Total distributable earnings	37,866,547
Total net assets	$99,511,404
Class N
Net assets	$42,718,044
Shares issued and outstanding(a)	2,724,729
Net asset value per share	$15.68
Institutional Class
Net assets	$56,793,360
Shares issued and outstanding(a)	3,255,608
Net asset value per share	$17.44
Cost:
Investments, at cost	$64,987,139

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

CHASE GROWTH FUND
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$475,417
Total investment income	475,417
EXPENSES:
Investment advisory fee	371,365
Fund administration and accounting fees	52,579
Transfer agent fees	34,822
Shareholder service costs - Class N	24,136
Federal and state registration fees	18,217
Audit fees	11,570
Trustees’ fees	9,791
Custodian fees	9,590
Compliance fees	7,481
Reports to shareholders	7,221
Legal fees	3,938
Other expenses and fees	6,680
Total expenses	557,390
Expense reimbursement by Adviser	(43,050)
Net expenses	514,340
Net investment income (loss)	(38,923)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,844,466
Net change in unrealized appreciation (depreciation) on:
Investments	(1,194,861)
Net realized and unrealized gain (loss)	4,649,605
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,610,682

The accompanying notes are an integral part of these financial statements.

5

CHASE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(38,923)	$(67,302)
Net realized gain (loss)	5,844,466	6,955,931
Net change in unrealized appreciation (depreciation)	(1,194,861)	8,493,589
Net increase (decrease) in net assets from operations	4,610,682	15,382,218
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class N	(3,706,048)	(7,459,597)
From earnings - Institutional Class	(4,065,581)	(7,313,464)
Total distributions to shareholders	(7,771,629)	(14,773,061)
CAPITAL TRANSACTIONS:
Shares sold - Class N	1,760,647	3,974,530
Shares issued from reinvestment of distributions - Class N	3,365,330	6,816,172
Shares redeemed - Class N	(2,969,452)	(10,485,088)
Shares sold - Institutional Class	5,033,282	3,924,776
Shares issued from reinvestment of distributions - Institutional Class	3,848,554	6,877,433
Shares redeemed - Institutional Class	(1,520,525)	(5,796,087)
Net increase (decrease) in net assets from capital transactions	9,517,836	5,311,736
NET INCREASE (DECREASE) IN NET ASSETS	6,356,889	5,920,893
NET ASSETS:
Beginning of the period	93,154,515	87,233,622
End of the period	$99,511,404	$93,154,515
SHARES TRANSACTIONS
Shares sold - Class N	107,873	255,658
Shares issued from reinvestment of distributions - Class N	212,458	464,317
Shares redeemed - Class N	(183,546)	(723,851)
Shares sold - Institutional Class	282,347	238,376
Shares issued from reinvestment of distributions - Institutional Class	218,421	425,321
Shares redeemed - Institutional Class	(83,399)	(375,327)
Total increase (decrease) in shares outstanding	554,154	284,494

The accompanying notes are an integral part of these financial statements.

6

CHASE GROWTH FUND
FINANCIAL HIGHLIGHTS
Class N

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$16.29	$16.28	$11.49	$10.45	$15.33	$13.21
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.02)	(0.05)	(0.03)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments(b)	0.84	2.92	5.56	1.64	(2.12)	3.21
Total from investment operations	0.83	2.90	5.51	1.61	(2.11)	3.18
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.72)	(0.57)	(2.77)	(1.06)
Net realized gains	(1.44)	(2.89)	—	—	—	—
Total distributions	(1.44)	(2.89)	(0.72)	(0.57)	(2.77)	(1.06)
Paid-in capital from redemption fees(e)	—	—	0.00(a)(f)	0.00(a)(f)	0.00(a)(f)	0.00(a)(f)
Net asset value, end of period	$15.68	$16.29	$16.28	$11.49	$10.45	$15.33
TOTAL RETURN(c)	5.01%	19.73%	50.12%	15.77%	−18.05%	25.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,718	$42,163	$42,198	$31,044	$30,523	$41,715
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.19%	1.24%	1.28%	1.35%	1.27%	1.26%
After expense reimbursement/ recoupment(d)	1.10%	1.10%	1.10%	1.10%	1.09%	1.14%
Ratio of net investment income (loss) to average net assets(d)	(0.14)%	(0.13)%	(0.35)%	(0.25)%	0.11%	(0.20)%
Portfolio turnover rate(c)	49%	107%	95%	122%	123%	94%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The Fund stopped collecting a redemption fee on January 28, 2024.
(f)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

7

Chase Growth Fund
Financial Highlights
Institutional Class

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.97	$17.66	$12.40	$11.22	$16.26	$13.94
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.00)(b)	(0.04)	(0.02)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.91	3.20	6.02	1.77	(2.30)	3.39
Total from investment operations	0.91	3.20	5.98	1.75	(2.27)	3.38
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.72)	(0.57)	(2.77)	(1.06)
Net realized gains	(1.44)	(2.89)	—	—	—	—
Total distributions	(1.44)	(2.89)	(0.72)	(0.57)	(2.77)	(1.06)
Paid-in capital from redemption fees(f)	—	—	0.00(a)(g)	0.00(a)(g)	0.00(a)(g)	0.00(a)(g)
Net asset value, end of period	$17.44	$17.97	$17.66	$12.40	$11.22	$16.26
TOTAL RETURN(d)	4.99%	19.91%	50.23%	15.94%	−17.99%	25.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$56,793	$50,991	$45,036	$31,461	$28,260	$38,167
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.08%	1.13%	1.17%	1.24%	1.17%	1.16%
After expense reimbursement/ recoupment(e)	0.99%	0.99%	0.99%	0.99%	0.99%	1.04%
Ratio of net investment income (loss) to average net assets(e)	(0.03)%	(0.03)%	(0.24)%	(0.15)%	0.21%	(0.09)%
Portfolio turnover rate(d)	49%	107%	95%	122%	123%	94%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The Fund stopped collecting a redemption fee on January 28, 2024.
(g)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

8

CHASE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Chase Growth Fund (the “Fund”) is a series of shares of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The Fund is a diversified fund. The investment objective of the Growth Fund is growth of capital. The Fund offers Class N shares which commenced operations on December 2, 1997 and Institutional Class shares which commenced operations on January 29, 2007. Because the fees and expenses vary between the Class N shares and the Institutional Class shares, performance will vary with respect to each class. Under normal conditions, the Institutional Class shares are expected to have lower expenses than the Class N shares which will result in higher total returns.
All classes of the Fund are offered through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents. Institutional Class shares of the Fund are offered to a limited category of investors, most notably to shareholders whose cumulative investment in the Fund exceeds $500,000.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on the fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

9

CHASE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective January 28, 2024, the Fund no longer charged a 2% redemption fee to shareholders who redeemed shares held for 60 days or less. Such fees had been retained by the Fund and accounted for as an addition to paid-in capital.

G.
REITs: The Fund can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – The Fund’s investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities

10

CHASE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Chase Investment Counsel Corporation (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$94,698,075	$—	$—	$94,698,075
Money Market Funds	4,823,130	—	—	4,823,130
Total Investments	$99,521,205	$—	$—	$99,521,205

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Management Committee, consisting of the firm’s Founder and Chairman Emeritus, Chairman of the Board, CEO, President, and Senior Vice President/Senior Portfolio Manager, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management determined that there was no material impact on the Fund's financial statements.

11

CHASE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Fund with investment management services under the Fund’s investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended March 31, 2026, the advisory fees incurred by the Fund are disclosed in the statement of operations.
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive a portion of its management fees and pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, extraordinary expenses, shareholder servicing fees or any other class-specific expenses) do not exceed 0.99% of the Fund’s average daily net assets through at least January 28, 2027. Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended March 31, 2026, the Adviser reduced its fees in the amount of $43,050. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates.

Expiration	Amount
9/30/26	$91,409
9/30/27	135,238
9/30/28	125,102
3/31/29	43,050
$394,799

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the Fund’s custodian (the “Custodian”). The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended March 31, 2026, are disclosed in the statement of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund’s Class N shares may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Class N shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing

12

CHASE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
such other personal services to shareholders as the Fund may reasonably request. For the six months ended March 31, 2026, the shareholder servicing fees incurred under the Agreement by the Fund’s Class N shares are disclosed in the statement of operations.
NOTE 6 – SECURITIES TRANSACTIONS
For the six months ended March 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $46,956,222 and $47,309,168, respectively. There were no purchases or sales of U.S. government securities.
NOTE 7 – LINE OF CREDIT
The Fund has an unsecured line of credit in the amount of $8,000,000, or 33 1/3% of unencumbered assets. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended March 31, 2026, the Fund did not draw on its line of credit. At March 31, 2026, the Fund had no outstanding loan amounts.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Fund during the six months ended March 31, 2026 and the year ended September 30, 2025 was as follows:

Growth Fund	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Ordinary income	$—	$1,160,748
Long-term capital gains	7,771,629	13,612,313

As of September 30, 2025, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Growth Fund
Cost of investments(a)	$57,497,731
Gross unrealized appreciation	36,036,744
Gross unrealized depreciation	(307,817)
Net unrealized appreciation/(depreciation)(a)	35,728,927
Net unrealized depreciation on currency	—
Undistributed ordinary income	—
Undistributed long-term capital gains	5,369,743
Total distributable earnings	5,369,743
Other accumulated gains/(losses)	(71,176)
Total accumulated earnings/(losses)	$41,027,494

(a)	The book-basis and tax-basis net unrealized appreciation is the same.
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a

13

CHASE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•
Medium-Cap Companies Risk – Investing in securities of medium-capitalization companies may involve greater volatility than investing in larger companies because medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Large-Cap Companies Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small-Cap Companies Risk – Investments in smaller or unseasoned companies involve much greater risk than investments in larger, more established companies due to smaller companies being more likely to experience unexpected fluctuations in prices. This is due to the higher degree of uncertainty in a small-cap company’s growth prospects, the lower degree of liquidity in the market for small-cap stocks, and the greater sensitivity of small-cap companies to changing economic conditions.

•
Depositary Receipt Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

•
Foreign Securities Risk – Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of the Fund as of March 31, 2026:

Shareholder	Percent of Shares Held
Charles Schwab & Co.	36.42%

NOTE 11 – TRUSTEES
Effective December 31, 2025, Joe Redwine retired from the Board.
NOTE 12 – OFFICERS
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

14

Chase GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Chase Investment Counsel Corporation (the “Adviser”) on behalf of the Chase Growth Fund (the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, AI use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management processes. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing a Morningstar classification, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or

15

Chase GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund outperformed the average of its Morningstar peer group for the one- , three-, and five-year periods, and underperformed for the ten-year period ended June 30, 2025. The Board further noted that the Fund outperformed the average of its Cohort for the one-, three-, five-, and ten-year periods, all periods ended June 30, 2025. The Board reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had outperformed its primary benchmark over the one- and three-year periods, slightly underperformed for the five-year period and underperformed for the ten-year period and had underperformed its secondary benchmark for the one- and ten-year periods and outperformed for the three- and five-year periods, all periods ended June 30, 2025.
The Board noted that the Fund underperformed the similarly managed composite for the one-year period and outperformed for the three-, five-, and ten-year periods ended June 30, 2025. The Board considered any differences in the Fund’s performance as compared to the Adviser’s composite, noting that the Adviser represented that such differences are generally related to differences in asset allocation and fees.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort, and the Adviser’s similarly managed separate accounts for other types of clients. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser has implemented a fund level expense cap at 0.99%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee was above the median and below the average of its Cohort. The Board also noted that the Fund’s net expense ratio was above the median and below the average of its Cohort.
The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board noted that the advisory fees charged to the Adviser’s similarly managed separate accounts were higher than or lower than the advisory fee charged to the Fund depending on the asset level, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.
The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse the Fund’s expenses so that the Fund does not exceed its specified Expense Cap. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels but indicated they would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increased.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional material benefits derived by the Adviser from its relationship with the Fund, including “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage. The Board also considered that the Fund does not charge a Rule 12b-1 fee. After such review, the Board determined that the profitability level to the Adviser with respect to the Advisory Agreement was reasonable. The Board also considered the financial condition of the Adviser and the resources available to it and determined the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

16

Chase GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/04/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	6/04/2026

* Print the name and title of each signing officer under his or her signature.